Deposits by Customers - Schedule of Deposits by Customers (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deposits from customers [line items]
Deposits from customers	£ 173,692	£ 177,421
Current and Demand Accounts - [member]
Disclosure of deposits from customers [line items]
Deposits from customers	87,316	85,780
Savings Accounts [member]
Disclosure of deposits from customers [line items]
Deposits from customers	69,102	70,461
Time Deposits [member]
Disclosure of deposits from customers [line items]
Deposits from customers	16,204	20,453
Amounts Due to Fellow Banco Santander Subsidiaries and Joint Ventures - [member]
Disclosure of deposits from customers [line items]
Deposits from customers	£ 1,070	£ 727